UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1.                   Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (unaudited)
as of March 31, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.48
HOTELS, RESTAURANTS & LEISURE
300	MCDONALD’S CORP.	29,409
		29,409	1.48

CONSUMER STAPLES			4.85
BEVERAGES
250	PEPSICO INC.	20,875
		20,875	1.05

FOOD PRODUCTS
500	GENERAL MILLS INC.	25,910
650	UNILEVER PLC	27,807
		53,717	2.70

HOUSEHOLD PRODUCTS
200	KIMBERLY-CLARK CORP.	22,050
		22,050	1.10

ENERGY			1.49
OIL, GAS & CONSUMABLE FUELS
250	CHEVRON CORP.	29,727
		29,727	1.49

HEALTH CARE			2.17
PHARMACEUTICALS
400	ELI LILLY & CO.	23,544
200	JOHNSON & JOHNSON	19,646
		43,190	2.17

INDUSTRIALS			0.85
INDUSTRIAL CONGLOMERATES
125	3M COMPANY	16,958
		16,958	0.85

INFORMATION TECHNOLOGY			1.75
SOFTWARE
850	MICROSOFT CORP.	34,842
		34,842	1.75

TELECOMMUNICATION SERVICES			1.76
DIVERSIFIED TELECOM. SERVICES
1,000	AT&T INC.	35,070
		35,070	1.76

UTILITIES			4.44
ELECTRIC UTILITIES
1,000	PPL CORP.	33,140
650	SOUTHERN CO.	28,561
		61,701	3.10

MULTI-UTILITIES
500	CONSOLIDATED EDISON INC.	26,825
		26,825	1.34
TOTAL COMMON STOCK (Cost: $274,206)		374,364	18.79

US GOVT SECURITIES
US GOVERNMENT AGENCY			81.55
US GOVERNMENT AGENCY
250,000	FEDERAL HOME LOAN MTG CORP. 0.50% 05/27/16	249,643
100,000	FEDERAL HOME LOAN BANK 1.375% 05/28/14	100,202
100,000	FEDERAL HOME LOAN BANK 0.19% 06/26/14	100,021
100,000	FEDERAL HOME LOAN BANK 3.25% 09/12/14	101,419
100,000	FEDERAL HOME LOAN BANK 0.65% 04/30/15	100,043
75,000	FEDERAL HOME LOAN BANK 0.40% 03/24/16	74,632
200,000	FEDERAL HOME LOAN BANK 0.50% 02/28/17 STEP	199,515
100,000	FEDERAL HOME LOAN BANK 0.50% 01/30/19 STEP	99,987
300,000	FEDERAL HOME LOAN BANK 0.50% 01/30/19 STEP	299,358
300,000	FEDERAL HOME LOAN BANK 0.625% 02/14/19 STEP	299,534
		1,624,354	81.55

TOTAL US GOVT SECURITIES (Cost: $1,626,568)		1,624,354	81.5500

TOTAL INVESTMENT IN SECURITIES (Cost: $1,900,774)		1,998,718	100.34

OTHER ASSETS LESS LIABILITIES		(6,836)	(0.34)

TOTAL NET ASSETS		1,991,882	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of March 31, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.07
DISTRIBUTORS
1,750	GENUINE PARTS CO.	151,988
		151,988	1.23

HOTELS, RESTAURANTS & LEISURE
1,650	MCDONALD’S CORP.	161,750
		161,750	1.30

LEISURE EQUIPMENT & PRODUCTS
3,500	MATTEL INC.	140,385
		140,385	1.13

MEDIA
2,400	OMNICOM GROUP INC.	174,240
		174,240	1.41

CONSUMER STAPLES			8.24
BEVERAGES
4,500	COCA-COLA CO.	173,970
		173,970	1.40

FOOD & STAPLES RETAILING
2,600	CVS CAREMARK CORP.	194,636
4,250	KROGER CO.	185,512
4,000	SYSCO CORP.	144,520
2,200	WAL-MART STORES INC.	168,146
		692,814	5.60

HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	153,140
		153,140	1.24

ENERGY			2.99
ENERGY EQUIPMENT & SERVICES
2,000	SCHLUMBERGER LTD	195,000
		195,000	1.57

OIL, GAS & CONSUMABLE FUELS
2,500	CONOCOPHILLIPS	175,875
		175,875	1.42

FINANCIALS			3.10
COMMERCIAL BANKS
4,000	WELLS FARGO & CO.	198,960
		198,960	1.61

INSURANCE
3,500	METLIFE INC.	184,800
		184,800	1.49

HEALTH CARE			4.46
PHARMACEUTICALS
3,500	ABBVIE INC.	179,900
2,000	JOHNSON & JOHNSON	196,460
5,500	PFIZER INC.	176,660
		553,020	4.46

INDUSTRIALS			5.78
AEROSPACE & DEFENSE
1,750	HONEYWELL INT’L INC.	162,330
		162,330	1.31

AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE INC. B	170,415
		170,415	1.38

COMMERCIAL SERVICES & SUPPLIES
4,500	WASTE MANAGEMENT INC.	189,315
		189,315	1.53

INDUSTRIAL CONGLOMERATES
7,500	GENERAL ELECTRIC CO.	194,175
		194,175	1.56

INFORMATION TECHNOLOGY			4.86
COMMUNICATIONS EQUIPMENT
9,000	CISCO SYSTEMS INC.	201,690
		201,690	1.63

SEMICONDUCTORS & EQUIPMENT
8,000	INTEL CORP.	206,480
		206,480	1.66

SOFTWARE
4,750	MICROSOFT CORP.	194,703
		194,703	1.57

MATERIALS			1.62
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	201,300
		201,300	1.62

TELECOMMUNICATION SERVICES			4.36
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	210,420
4,815	VERIZON COMMUNICATIONS INC.	229,049
		439,469	3.55

WIRELESS TELECOM. SERVICES
2,727	VODAFONE GROUP PLC	100,381
		100,381	0.81

UTILITIES			5.57
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	178,050
		178,050	1.44

MULTI-UTILITIES
2,500	DOMINION RESOURCES INC.	177,475
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	152,560
6,000	XCEL ENERGY INC.	182,160
		512,195	4.13

TOTAL COMMON STOCK (Cost: $4,399,888)		5,706,445	46.05

CORPORATE BOND
CONSUMER DISCRETIONARY			4.60
HOTELS, RESTAURANTS & LEISURE
100,000	DARDEN RESTAURANTS INC. 6.20% 10/15/17	113,202
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	117,397
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	101,965
100,000	WYNN LAS VEGAS LLC 7.75% 08/15/20	111,250
		443,814	3.58

MEDIA
100,000	TIME WARNER CABLE INC. 8.75% 02/14/19	126,502
		126,502	1.02

ENERGY			4.33
ENERGY EQUIPMENT & SERVICES
100,000	SESI LLC 6.375% 05/01/19	106,500
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	112,637
		219,137	1.77

OIL, GAS & CONSUMABLE FUELS
150,000	CONTINENTAL RESOURCES 7.375% 10/01/20	168,750
150,000	PETROBRAS GLOBAL FINANCE 2.00% 05/20/16	148,688
		317,438	2.56

FINANCIALS			15.00
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	154,929
100,000	GOLDMAN SACHS GROUP INC. 1.63% 08/26/20 FLOAT	98,500
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	112,904
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	108,632
100,000	MORGAN STANLEY 3.50% 09/30/17 FLOAT	104,898
		579,863	4.68

COMMERCIAL BANKS
125,000	JPMORGAN CHASE & CO. 3.58% 02/25/21 FLOAT	128,125
		128,125	1.03

DIVERSIFIED FINANCIAL SERVICES
100,000	BANK OF AMERICA 1.99% 09/28/20 FIX-FLOAT	97,963
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	107,000
100,000	JPMORGAN CHASE & CO. 1.44% 09/01/15 FLOAT	99,986
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	109,375
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	110,017
		524,341	4.23

INSURANCE
115,000	GENWORTH FINANCIAL INC. 8.625% 12/15/16	135,991
100,000	PRUDENTIAL FINANCIAL INC. 3.50% 11/02/20 FLOAT	104,366
		240,357	1.94

REAL ESTATE INVESTMENT TRUSTS
105,000	HOSPITALITY PROPERTIES TRUST 6.70% 01/15/18	117,434
100,000	HRPT PROPERTIES 6.25% 08/15/16	106,567
150,000	OMEGA HEALTHCARE INVESTORS 7.50% 02/15/20	162,375
		386,376	3.12

HEALTH CARE			2.73
HEALTH CARE PROVIDERS & SERVICES
100,000	SENIOR HOUSING PROP TRUST 4.30% 01/15/16	103,981
		103,981	0.84

PHARMACEUTICALS
110,000	HOSPIRA INC. 6.05% 03/30/17	121,762
105,000	WARNER CHILCOTT CO LLC 7.75% 09/15/18	112,088
		233,850	1.89

INDUSTRIALS			6.04
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	51,101
		51,101	0.41

BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	142,466
		142,466	1.15

MACHINERY
100,000	CNH AMERICA LLC 7.25% 01/15/16	109,125
100,000	HARSCO CORP. 5.75% 05/15/18	107,000
115,000	JOY GLOBAL INC. 6.00% 11/15/16	127,914
		344,039	2.78

TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	110,500
100,000	INTL LEASE FINANCE CORP. 2.18% 06/15/16 FLOAT	100,750
		211,250	1.70

INFORMATION TECHNOLOGY			4.76
COMPUTERS & PERIPHERALS
80,000	LEXMARK INT’L INC. 6.65% 06/01/18	89,080
150,000	SEAGATE HDD CAYMAN 6.875% 05/01/20	162,937
		252,017	2.03

ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	116,057
100,000	INGRAM MICRO INC. 5.25% 09/01/17	108,564
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	113,500
		338,121	2.73

MATERIALS			8.56
CHEMICALS
75,000	NOVA CHEMICALS CORP. 8.625% 11/01/19	81,188
		81,188	0.66

METALS & MINING
100,000	ALCOA INC. 5.55% 02/01/17	109,337
100,000	CLIFFS NATURAL RESOURCES 3.95% 01/15/18	100,514
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	114,000
100,000	PETROHAWK ENERGY CORP. 7.25% 08/15/18	106,100
100,000	PLAINS EXPLORATION & PRODUCTION 7.625% 04/01/20	110,000
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	164,248
150,000	VALE OVERSEAS LIMITED 6.25% 01/23/17	167,614
		871,813	7.03

PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	107,253
		107,253	0.87

TELECOMMUNICATION SERVICES			0.91
DIVERSIFIED TELECOM. SERVICES
108,497	BELLSOUTH TELECOM. 6.30% 12/15/15	112,451
		112,451	0.91

UTILITIES			2.16
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	52,603
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	112,309
		164,912	1.33

MULTI-UTILITIES
100,000	OGE ENERGY CORP. 5.00% 11/15/14	102,590
		102,590	0.83

TOTAL CORPORATE BOND (Cost: $5,963,164)		6,082,985	49.09

PREFERRED STOCK
FINANCIALS			0.61
INSURANCE
3,000	METLIFE INC. 6.50% PFD	75,450
		75,450	0.61

TOTAL PREFERRED STOCK (Cost: $75,000)		75,450	0.61

SHORT TERM INVESTMENTS
MONEY MARKET			3.59
SHORT-TERM INVESTMENTS
445,058	UMB MONEY MARKET FIDUCIARY	445,058
		445,058	3.59

TOTAL SHORT-TERM INVESTMENTS (Cost: $445,058)		445,058	3.59

TOTAL INVESTMENT IN SECURITIES (Cost: $10,883,110)		12,309,938	99.34

OTHER ASSETS LESS LIABILITIES		82,106	0.66

TOTAL NET ASSETS		12,392,044	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of March 31, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			9.16
MEDIA
3,000	WALT DISNEY CO.	240,210
		240,210	2.28

SPECIALTY RETAIL
5,000	CONN’S INC. *	194,250
1,000	LITHIA MOTORS INC. A	66,460
1,250	O’REILLY AUTOMOTIVE INC. *	185,488
		446,198	4.23

TEXTILES, APPAREL & LUXURY GOODS
1,000	NIKE INC.	73,860
1,650	PVH CORP.	205,870
		279,730	2.65

CONSUMER STAPLES			4.66
FOOD & STAPLES RETAILING
3,250	CVS CAREMARK CORP.	243,295
3,250	WAL-MART STORES INC.	248,398
		491,693	4.66

ENERGY			12.36
ENERGY EQUIPMENT & SERVICES
4,500	HALLIBURTON CO.	265,005
11,000	HELIX ENERGY SOLUTIONS GROUP INC. *	252,780
4,250	HORNBECK OFFSHORE SERVICES INC. *	177,692
3,100	NATIONAL OILWELL VARCO INC.	241,397
1,500	OIL STATES INT’L INC. *	147,900
4,500	TIDEWATER INC.	218,790
		1,303,564	12.36

FINANCIALS			7.20
BANKS
7,250	EAST WEST BANCORP INC.	264,625
		264,625	2.51

CONSUMER FINANCE
2,900	AMERICAN EXPRESS CO.	261,087
		261,087	2.47

DIVERSIFIED FINANCIAL SERVICES
3,850	JPMORGAN CHASE & CO.	233,733
		233,733	2.22

INDUSTRIALS			30.88
AIR FREIGHT & LOGISTICS
2,000	UNITED PARCEL SERVICE INC. B	194,760
		194,760	1.85

COMMERCIAL SERVICES & SUPPLIES
4,000	TEAM INC. *	171,440
		171,440	1.63

CONSTRUCTION & ENGINEERING
3,500	CHICAGO BRIDGE & IRON CO. N.V.	305,025
		305,025	2.90

INDUSTRIAL CONGLOMERATES
9,250	GENERAL ELECTRIC CO.	239,483
		239,483	2.27

MACHINERY
1,800	CUMMINS INC.	268,182
7,000	NAVISTAR INT’L CORP. *	237,090
3,250	WABTEC CORP.	251,875
		757,147	7.19

MARINE
2,500	KIRBY CORP. *	253,125
		253,125	2.40

ROAD & RAIL
8,500	CSX CORP.	246,245
2,500	GENESEE & WYOMING INC. *	243,300
2,000	KANSAS CITY SOUTHERN	204,120
		693,665	6.58

TRADING COMPANIES & DISTRIBUTORS
2,400	DXP ENTERPRISES INC. *	227,832
8,500	MRC GLOBAL INC. *	229,160
4,250	TAL INT’L GROUP INC.	182,197
		639,189	6.06

INFORMATION TECHNOLOGY			6.48
COMMUNICATIONS EQUIPMENT
3,000	QUALCOMM INC.	236,580
		236,580	2.24

COMPUTERS & PERIPHERALS
1,150	INT’L BUSINESS MACHINES CORP.	221,364
		221,364	2.10

SOFTWARE
5,500	MICROSOFT CORP.	225,445
		225,445	2.14

TOTAL COMMON STOCK (Cost: $4,942,265)		7,458,063	70.74

CORPORATE BOND
CONSUMER DISCRETIONARY			4.38
AUTO COMPONENTS
100,000	DELPHI CORP. 6.125% 05/15/21	111,250
100,000	LEAR CORP. 8.125% 03/15/20	109,250
		220,500	2.09

MEDIA
110,000	TIME WARNER CABLE INC. 5.85% 05/01/17	123,670
100,000	WASHINGTON POST CO. 7.25% 02/01/19	117,092
		240,762	2.29

ENERGY			4.68
ENERGY EQUIPMENT & SERVICES
100,000	SESI LLC 6.375% 05/01/19	106,500
		106,500	1.01

OIL, GAS & CONSUMABLE FUELS
100,000	CONTINENTAL RESOURCES 7.375% 10/01/20	112,500
150,000	PEABODY ENERGY CORP. 7.375% 11/01/16	168,000

100,000	TESORO CORP. 9.75% 06/01/19	106,440
		386,940	3.67
FINANCIALS			9.96
CAPITAL MARKETS
100,000	JEFFERIES GROUP INC. 5.50% 03/15/16	107,266
161,000	MORGAN STANLEY 3.65% 07/01/14 FLOAT	160,787
		268,053	2.54

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	159,567
		159,567	1.51

DIVERSIFIED FINANCIAL SERVICES
100,000	BANK OF AMERICA 1.99% 07/28/17 FLOAT	101,867
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	109,375
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	165,027
		376,270	3.57

INSURANCE
100,000	HARTFORD LIFE GLOBAL FUND 0.41% 06/16/14 FLOAT	100,002
		100,002	0.95

REAL ESTATE INVESTMENT TRUSTS
140,000	HEALTH CARE REIT INC. 3.625% 03/15/16	147,023
		147,023	1.39

HEALTH CARE			1.07
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	113,000
		113,000	1.07

INDUSTRIALS			3.21
AEROSPACE & DEFENSE
100,000	B/E AEROSPACE INC. 6.875% 10/01/20	109,750
		109,750	1.04

MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	117,250
		117,250	1.11

TRADING COMPANIES & DISTRIBUTORS
95,000	INTL LEASE FINANCE CORP. 8.75% 03/15/17	111,506
		111,506	1.06

INFORMATION TECHNOLOGY			2.11
COMPUTERS & PERIPHERALS
100,000	SEAGATE HDD CAYMAN 6.875% 05/01/20	108,625
		108,625	1.03

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	113,500
		113,500	1.08

MATERIALS			4.07
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	108,601
		108,601	1.03

METALS & MINING
100,000	CLIFFS NATURAL RESOURCES 3.95% 01/15/18	100,514
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	114,000
100,000	PETROHAWK ENERGY CORP. 7.25% 08/15/18	106,100
		320,614	3.04

TOTAL CORPORATE BOND (Cost: $3,031,400)	3,108,463	29.48

TOTAL INVESTMENT IN SECURITIES (Cost: $7,973,665)	10,566,526	100.22

OTHER ASSETS LESS LIABILITIES	(23,614)	(0.22)

TOTAL NET ASSETS	10,542,912	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			13.90
AUTO COMPONENTS
1,550	JOHNSON CONTROLS INC.	73,346
		73,346	1.12

DIVERSIFIED CONSUMER SERVICES
2,000	SOTHEBY’S	87,100
		87,100	1.33

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	196,060
		196,060	2.99

MEDIA
3,250	TIME WARNER INC.	212,323
2,000	WALT DISNEY CO.	160,140
		372,463	5.67

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	183,375
		183,375	2.79

CONSUMER STAPLES			15.68
BEVERAGES
5,120	COCA-COLA CO.	197,939
		197,939	3.02

FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	180,650
2,950	WAL-MART STORES INC.	225,468
		406,118	6.18

FOOD PRODUCTS
1,140	KRAFT FOODS GROUP INC.	63,954
2,700	MONDELEZ INT’L INC.	93,285
		157,239	2.40

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	201,500
750	THE CLOROX CO.	66,008
		267,508	4.08

ENERGY			3.13
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	205,128
		205,128	3.13

FINANCIALS			17.08
CAPITAL MARKETS
4,000	LEGG MASON INC.	196,160
		196,160	2.99

BANKS
4,225	WELLS FARGO & CO.	210,152
		210,152	3.20

INSURANCE
4,000	AMERICAN INT’L GROUP INC.	200,040
2,000	BERKSHIRE HATHAWAY INC. B *	249,940
5,000	METLIFE INC.	264,000
		713,980	10.89

HEALTH CARE			3.91
PHARMACEUTICALS
2,615	JOHNSON & JOHNSON	256,871
		256,871	3.91

INDUSTRIALS			19.94
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	185,520
		185,520	2.83

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	132,560
1,200	UNITED PARCEL SERVICE INC. B	116,856
		249,416	3.80

INDUSTRIAL CONGLOMERATES
9,750	GENERAL ELECTRIC CO.	252,428
		252,428	3.85

MACHINERY
1,765	DEERE & CO.	160,262
2,350	ILLINOIS TOOL WORKS INC.	191,125
1,250	SPX CORP.	122,887
2,500	TIMKEN CO.	146,950
		621,224	9.46

INFORMATION TECHNOLOGY			21.12
COMPUTERS & PERIPHERALS
470	APPLE INC.	252,268
1,350	INT’L BUSINESS MACHINES CORP.	259,861
		512,129	7.80

IT SERVICES
2,200	MASTERCARD INC.	164,340
		164,340	2.50

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	144,536
		144,536	2.20

SOFTWARE
7,000	MICROSOFT CORP.	286,930
6,800	ORACLE CORPORATION	278,188
		565,118	8.62

TOTAL COMMON STOCK (Cost: $4,386,936)		6,218,150	94.76

SHORT TERM INVESTMENTS

MONEY MARKET			5.25

SHORT-TERM INVESTMENTS
344,768	UMB MONEY MARKET FIDUCIARY	344,768
		344,768	5.25
TOTAL SHORT-TERM INVESTMENTS (Cost: $344,768)		344,768	5.25

TOTAL INVESTMENT IN SECURITIES (Cost: $4,731,704)		6,562,918	100.01

OTHER ASSETS LESS LIABILITIES		(704)	(0.01)

TOTAL NET ASSETS		6,562,214	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			28.31
AUTO COMPONENTS
13,000	DANA HOLDING CORP.	302,510
4,100	LEAR CORP.	343,252
		645,762	9.06

SPECIALTY RETAIL
7,000	CONN’S INC. *	271,950
5,500	GAMESTOP CORP. A	226,050
2,000	O’REILLY AUTOMOTIVE INC. *	296,780
6,500	PENSKE AUTOMOTIVE GROUP INC.	277,940
		1,072,720	15.05

TEXTILES, APPAREL & LUXURY GOODS
2,400	PVH CORP.	299,448
		299,448	4.20

CONSUMER STAPLES			1.76
BEVERAGES
2,300	DR PEPPER SNAPPLE GROUP INC.	125,258
		125,258	1.76

ENERGY			17.65
ENERGY EQUIPMENT & SERVICES
9,800	HELIX ENERGY SOLUTIONS GROUP INC. *	225,204
8,000	NOBLE CORP.	261,920
6,000	TIDEWATER INC.	291,720
		778,844	10.92

OIL, GAS & CONSUMABLE FUELS
8,500	CHESAPEAKE ENERGY CORP.	217,770
16,000	DENBURY RESOURCES INC.	262,400
		480,170	6.73

FINANCIALS			2.72
BANKS
7,700	CATHAY GENERAL BANCORP	193,963
		193,963	2.72

INDUSTRIALS			46.00
AIRLINES
5,500	SPIRIT AIRLINES INC. *	326,700
		326,700	4.58

COMMERCIAL SERVICES & SUPPLIES
3,500	COPART INC. *	127,365
		127,365	1.79

CONSTRUCTION & ENGINEERING
4,000	CHICAGO BRIDGE & IRON CO. N.V.	348,600
5,000	KBR INC.	133,400
		482,000	6.76

MACHINERY
1,800	GRACO INC.	134,532
4,000	JOY GLOBAL INC.	232,000

9,000	NAVISTAR INT’L CORP. *	304,830
4,100	WABTEC CORP.	317,750
		989,112	13.87

ROAD & RAIL
4,000	GENESEE & WYOMING INC. *	389,280
2,700	KANSAS CITY SOUTHERN	275,562
3,300	LANDSTAR SYSTEM INC.	195,426
8,500	SWIFT TRANSPORTATION CO. *	210,375
		1,070,643	15.03

TRADING COMPANIES & DISTRIBUTORS
10,500	MRC GLOBAL INC. *	283,080
		283,080	3.97

MATERIALS			3.94
CHEMICALS
3,000	H.B. FULLER CO.	144,840
		144,840	2.03

METALS & MINING
7,200	COMMERCIAL METALS CO.	135,936
		135,936	1.91

TOTAL COMMON STOCK (Cost: $4,780,488)		7,155,841	100.38

TOTAL INVESTMENT IN SECURITIES (Cost: $4,780,488)		7,155,841	100.38

OTHER ASSETS LESS LIABILITIES		(27,049)	(0.38)

TOTAL NET ASSETS		7,128,792	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2014

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			18.54
AUTO COMPONENTS
325,000	GENTHERM INC. *	11,284,000
		11,284,000	5.23

HOTELS, RESTAURANTS & LEISURE
440,000	BRAVO BRIO RESTAURANT GROUP INC. *	6,208,400
		6,208,400	2.88

SPECIALTY RETAIL
225,000	CONN’S INC. *	8,741,250
260,000	RUSH ENTERPRISES INC. *	8,444,800
235,000	SONIC AUTOMOTIVE INC.	5,282,800
		22,468,850	10.43

CONSUMER STAPLES			4.46
FOOD PRODUCTS
480,000	DARLING INT’L INC. *	9,609,600
		9,609,600	4.46

ENERGY			20.06
ENERGY EQUIPMENT & SERVICES
215,000	HORNBECK OFFSHORE SERVICES INC. *	8,989,150
315,000	MATRIX SERVICE CO. *	10,640,700
295,000	MITCHAM INDUSTRIES INC. *	4,112,300
225,000	NATURAL GAS SERVICES GROUP *	6,781,500
885,000	NORTH AMERICAN ENERGY PARTNERS INC.	6,372,000
700,000	PARKER DRILLING CO. *	4,963,000
		41,858,650	19.41

OIL, GAS & CONSUMABLE FUELS
1,000,000	INFINITY ENERGY RESOURCES INC. *	1,410,000
		1,410,000	0.65

FINANCIALS			10.76
BANKS
280,000	BBCN BANCORP INC.	4,799,200
245,000	EAST WEST BANCORP INC.	8,942,500
		13,741,700	6.37

CONSUMER FINANCE
305,000	EZCORP INC. A *	3,290,950
250,000	REGIONAL MANAGEMENT CORP. *	6,165,000
		9,455,950	4.39

INDUSTRIALS			40.75
BUILDING PRODUCTS
165,595	INSTEEL INDUSTRIES INC.	3,257,254
430,000	NCI BUILDING SYSTEMS INC. *	7,507,800
		10,765,054	4.99

COMMERCIAL SERVICES & SUPPLIES
180,000	MOBILE MINI INC.	7,804,800
195,000	TEAM INC. *	8,357,700
		16,162,500	7.50

CONSTRUCTION & ENGINEERING
810,000	FURMANITE CORP. *	7,954,200
125,000	ORION MARINE GROUP INC. *	1,571,250
		9,525,450	4.42

MACHINERY
170,000	NAVISTAR INT’L CORP. *	5,757,900
		5,757,900	2.67

MARINE
100,000	KIRBY CORP. *	10,125,000
		10,125,000	4.70

ROAD & RAIL
290,000	SAIA INC. *	11,080,900
		11,080,900	5.14

TRADING COMPANIES & DISTRIBUTORS
105,000	DXP ENTERPRISES INC. *	9,967,650
283,000	MRC GLOBAL INC. *	7,629,680
160,000	TAL INT’L GROUP INC.	6,859,200
		24,456,530	11.33

MATERIALS			2.28
METALS & MINING
215,000	SUNCOKE ENERGY INC. *	4,910,600
		4,910,600	2.28

TELECOMMUNICATION SERVICES			3.36

DIVERSIFIED TELECOM. SERVICES
600,000	PREMIERE GLOBAL SERVICES INC. *	7,236,000
		7,236,000	3.36

TOTAL COMMON STOCK (Cost: $137,388,463)		216,057,084	100.21

TOTAL INVESTMENT IN SECURITIES (Cost: 137,388,463)		216,057,084	100.21

OTHER ASSETS LESS LIABILITIES		(459,454)	(0.21)

TOTAL NET ASSETS		215,597,630	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates fair market value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of March 31, 2014:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$29,727	$370,875	$1,303,564	$205,128	$1,259,014	$43,268,650
Materials	—	201,300	—	—	280,776	4,910,600
Industrials	16,958	716,235	3,253,834	1,308,588	3,278,900	87,873,334
Consumer Discretionary	29,409	628,363	966,138	912,344	2,017,930	39,961,250
Consumer Staples	96,642	1,019,924	491,693	1,028,804	125,258	9,609,600
Health Care	43,190	553,020	—	256,871	—	—
Financials	—	383,760	759,445	1,120,292	193,963	23,197,650
Information Technology	34,842	602,873	683,389	1,386,123	—	—
Telecommunication Services	35,070	539,850	—	—	—	7,236,000
Utilities	88,526	690,245	—	—	—	—

Preferred Stock
Financials	—	75,450	—	—	—	—
Level 1 Total	374,364	5,781,895	7,458,063	6,218,150	7,155,841	216,057,084

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	6,082,985	3,108,463	—	—	—
U.S. Government Fixed Income Securities	1,624,354	—	—	—	—	—
Short Term Investments
Money Market	—	445,058	—	344,768	—	—
Level 2 Total	1,624,354	6,528,043	3,108,463	344,768	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$1,998,718	$12,309,938	$10,566,526	$6,562,918	$7,155,841	$216,057,084

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended March 31, 2014. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2014, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On March 31, 2014, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$1,900,774	$10,878,070	$7,955,230	$4,732,588	$4,780,488	$136,563,964
Gross Unrealized Appreciation	100,220	1,497,199	2,613,672	1,832,993	2,631,322	85,030,238
Gross Unrealized Depreciation	2,275	65,331	2,376	2,663	255,969	5,537,118
Net Unrealized Appreciation	97,945	1,431,868	2,611,296	1,830,330	2,375,353	79,493,120

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)    Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 29, 2014

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	May 29, 2014